Fair Value Measurements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Cash held in the Trust Account	$ 1,600,000	$ 45,000
Liabilities:
Derivative warrant liabilities	30,983,070
Measured on a recurring basis
Assets:
Assets held in Trust Account	402,628,612
Liabilities:
Derivative warrant liabilities	30,983,070
Level 1 | Measured on a recurring basis
Assets:
Assets held in Trust Account	402,628,612
Liabilities:
Derivative warrant liabilities	17,810,630
Level 3 | Measured on a recurring basis
Liabilities:
Derivative warrant liabilities	$ 13,172,440